Income Taxes - Summary of Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry-forward	$ 11,081	$ 10,604
Credit carry-forward	2,802	2,468
Interest expense limitation carry-forward	10,997	7,811
Non-deductible reserves	374	520
Accruals and other temporary differences	1,046	1,047
Stock compensation	0	698
Property and equipment	1,018	1,089
Gross deferred tax assets	27,318	24,237
Less valuation allowance	(7,731)	(7,164)
Total deferred tax assets (after valuation allowance)	19,587	17,073
Deferred tax liabilities:
Property and equipment	(4,151)	(4,089)
Intangible assets	(40,754)	(49,461)
Goodwill	(7,432)	(6,241)
Debt discount	(3,972)
Total deferred tax liabilities	(56,309)	(59,791)
Net deferred tax liabilities	$ (36,722)	$ (42,718)